PRINCIPAL ACCOUNTING POLICIES - Inventory and Accounts receivable (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 10,314	$ 1,458	¥ 13,792	¥ 19,380
Accounts receivable
Allowance of accounts receivable	1,688		0	0
Provision for credit losses	19,400
GPS devices
PRINCIPAL ACCOUNTING POLICIES
Inventories	14,300		11,100	8,100
Auto check equipments
PRINCIPAL ACCOUNTING POLICIES
Inventories	¥ 1,400		¥ 1,400	¥ 1,400